Document And Entity Information	6 Months Ended
Jul. 31, 2026
Cover [Abstract]
Document Type	6-K
Document Period End Date	Jul. 31, 2026
Entity Registrant Name	DESCARTES SYSTEMS GROUP INC
Entity Central Index Key	0001050140
Current Fiscal Year End Date	--01-31
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2027
Amendment Flag	false